Supplemental Financial Information (Accumulated Other Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income/(Loss)
Financial instruments, net of tax	$ 0.3
Cash flow hedges, net of tax	(7.1)	(0.5)
Pension and postretirement benefits, net of tax		0.1
Accumulated other comprehensive loss	$ (6.8)	$ (0.4)	$ (18.9)